Summary of Tax Rate Reconciliation From Continuing Operation (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Tax Reconciliation [Line Items]
Statutory income tax rate		34.00%		34.00%		34.00%
Income (loss) before income taxes	[1]	R$ 27,046,698		R$ (4,378,648)		R$ (13,434,629)
Income tax (current and deferred)		347,139		350,987		(2,245,113)
Current tax income (expense)		115,706		(906,080)		(712,814)
Deferred tax income (expense) benefit		231,433		1,257,067		(1,532,299)
Nondeductible fines in the amount		R$ 166,000		90,000		371,000
Tax incentives current income tax		75.00%
Tax benefit granted, year		10 years
Brazil
Income Tax Reconciliation [Line Items]
Income (loss) before income taxes		R$ 37,559,050		(3,115,832)		(12,402,406)
Income tax (current and deferred)		343,082		311,895		(2,054,234)
Current tax income (expense)		164,050		(893,031)		(521,773)
Deferred tax income (expense) benefit		179,031		1,204,926		(1,532,461)
Foreign Tax Authority
Income Tax Reconciliation [Line Items]
Income (loss) before income taxes		(10,512,352)		(1,262,816)		(1,032,223)
Income tax (current and deferred)		4,057		39,092		(190,879)
Current tax income (expense)		(48,344)		(13,049)		(191,041)
Deferred tax income (expense) benefit		R$ 52,402	[2]	R$ 52,141	[3]	R$ 162

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	The amount of R$ 52,402 is related to the Tax effect of the entities classified as held-for-sale.
[3]	The amount of R$ 52,141 is related to the Tax effect of the entities classified as held-for-sale.